Income Taxes (Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	$ 161,340	$ 110,353		$ 115,859
Provision for income taxes	173,496	189,805	[1]	137,373	[1]
Ireland [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	141,364	151,623		87,147
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	1,562
Current tax expense (benefit)	4,730	(99)		229
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	(8,346)	(7,453)		1,339
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	12,843	13,915
Current tax expense (benefit)	1,164	37,512		5,290
United States Of America [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	(41,163)	(65,341)		26,267
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	54,056	10,074
Current tax expense (benefit)	3,166	39,358		15,553
Other [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	14,124	22,130		(5,744)
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	(13,100)	(13,922)		6,850
Current tax expense (benefit)	3,096	2,008		442
Deferred Tax Expense (Benefit) [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	105,979	100,959		109,009
Deferred Tax Expense (Benefit) Related To An Increase (Decrease) In Changes In Valuation Allowance Of Deferred Tax Assets [Member]
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets	55,361	10,067		6,850
Current Tax Expense (Benefit) [Member]
Income Tax Disclosure [Line Items]
Current tax expense (benefit)	$ 12,156	$ 78,779		$ 21,514

[1]	Effective February 1, 2016, we moved our headquarters and executive officers from Amsterdam to Dublin, and as of February 1, 2016, we became tax resident in Ireland. Accordingly, we have updated the figures for the years ended December 31, 2015 and 2014 as compared to those previously reported in the financial statements contained in our 2015 annual report on Form 20-F to reflect the permanent differences being taxed at the Irish statutory rate of 12.5% rather than the Dutch statutory rate of 25%.